Other receivables (Tables)	3 Months Ended
Mar. 31, 2026
Other receivables [abstract]
Schedule of other receivables

The Company’s other receivables are comprised of the following as at:

	March 31, 2026	December 31, 2025
	$	$
Sales tax recoverable	165,946	102,714
Interest receivable	42,578	73,575
Other receivables	—	1,712
Subscription receivables	—	53,052
	208,524	231,053